Other Income and Other Expense (Tables)	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Major Income Classifications Included in Other Income Under Non Interest Income on Income Statement

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2017	2016	2015
BOLI Insurance	$528,425	$511,854	$568,000
Mortgage Loan Origination Income	340,395	451,476	362,611
Other Income	446,144	385,586	1,228,796

Total Other Income	$1,314,964	$1,348,916	$2,159,407

Major Expense Classifications Comprising of Other Expense Line Item in Income Statement

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the years ended December 31:

Other Operating Expense	2017	2016	2015
Advertising	$649,612	$783,303	$793,282
Office Supplies	1,008,541	702,705	591,177
Legal and Audit Fees	515,273	497,986	408,066
FDIC and State Assessment	417,047	702,705	751,979
Telephone Expense	529,747	446,628	431,761
Postage and Freight	544,722	499,611	478,764
Loan Collection Expense	471,779	380,093	205,549
Other Losses	463,415	445,792	243,172
Debit Card/ATM expense	413,058	378,748	337,476
Travel and Convention	254,594	254,229	247,416
Other expenses	2,802,677	2,582,683	2,581,874

Total Other Expense	$8,070,465	$7,674,483	$7,070,516